UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

The Asia Tigers Fund, Inc.
June 25, 2008

Dear Fund Stockholder,

We are pleased to provide you with the unaudited financial statements of The Asia Tigers Fund, Inc. (the “Fund”) for the six months ended April 30, 2008.

The Fund’s net asset value (“NAV”) per share was $27.22 on April 30, 2008, representing a decrease of 22.2% (including the reinvestment of dividends) from the NAV per share on October 31, 2007, which was $35.69. The Fund underperformed the MSCI AC Asia Free ex-Japan*, which fell 16.3% during the same six month period. The Fund’s underperformance came largely from its underweight position in Taiwan, and its overweight positions in China and small/mid-cap stocks in the region.

Asian stock markets declined sharply during the first-half of the Fund’s fiscal year, plunging nearly 30% from their highest levels, before recovering in the final weeks of the six month period to finish down slightly more than 16%. Nevertheless, it was the steepest six-month decline the Asian region has seen since mid-year 2002. We believe that mounting macroeconomic concerns, from unsettled credit markets, to soaring energy prices, to deepening concern over the U.S. economy — especially the state of the U.S. consumer — all combined to take their toll on Asian share prices. Within the region, we believe that China’s steadily tightening money policy also had a significant negative impact on investor sentiment.

Although we believe investors have shown little faith in Asia being able to ‘de-couple’ from a U.S. slowdown, we believe that thus far in 2008 the region’s economic performance, whether measured by gross domestic product (“GDP”), exports, or retail sales has actually been stronger than expected. Most importantly, China’s economy has shown almost no signs of slowing, with GDP growth and retail sales surging 10.6% and 21.5%, respectively, in the first quarter of 2008. Yet, despite the solid numbers, we believe the macroeconomic data has done little to allay investor concern over the regional slowdown that is expected in the year’s second half. Investor pessimism is also reflected in earnings estimates with many analysts revising down full-year forecasts, resulting in 2008 consensus earnings per share (“EPS”) growth declining from over 19% at the beginning of the year to 15-16% (despite the fact most Asian companies’ first quarter earnings were either in-line or above expectations). We estimate that of the approximately 16% MSCI AC Asia Free ex-Japan decline in the first-half of the Fund’s fiscal year, roughly 75-80% was from price-earnings ratio (“PER”) compression and 20-25% from earnings downgrades.

Regional political developments have also been important in the six month period, with key elections taking place in Thailand, South Korea, Taiwan, and Malaysia. Although all four countries have seen major shifts in their respective political landscapes as a result of the elections, we believe that none has been more dramatic than that in Taiwan where landslide victories by the Kuomintang party (KMT) in both parliamentary and presidential elections have potentially ushered in a new era of closer commercial and political ties with mainland China. Although we believe many Taiwanese shares have probably over-reacted to these new developments (especially property stocks), overall, recent events are clearly positive for

Taiwan’s long-term growth outlook, which has been constrained by the country’s dysfunctional relationship with mainland China. During the first four months of 2008, Taiwan’s 9.7% gain made it the best performing equity market in Asia, after several years of underperforming the region.

Assuming the worst of the credit market turmoil is behind us and that there are no further exogenous shocks, we believe there is a good chance Asian equities may have already seen their lowest levels for 2008. However, we believe that in order to make sustainable headway, markets will have to see signs that inflation is stabilizing, especially food and energy prices. If inflation can moderate, we believe the stage could be set for a better second half calendar year 2008 performance, especially for those sectors exposed to intra-regional growth drivers such as Asia’s double-digit consumer spending growth and policy-driven infrastructure spending. At the very least, if global macroeconomic headwinds continue, we believe Asia is laying the structural groundwork, to return the region to its bull market trajectory sometime in 2009. Currently the MSCI AC Asia Free ex-Japan trades at a 14x 12 month forward PER, on the back of 16% forecast EPS growth, putting it at the lower end of its historical range**. Our longer-term secular growth expectations for the Asian region remain intact.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to call our toll-free number, 866-800-8933.

Sincerely,
Prakash A. Melwani
Director and President
The Asia Tigers Fund, Inc.

 *  Please note that the MSCI AC Asia Free ex-Japan is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

**  Source: FactSet Research Systems Inc., Institutional Brokers’ Estimate System (IBES)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE ASIA TIGERS FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time (“Offers”). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note E to the Financial Statements.)

THE ASIA TIGERS FUND, INC.

April 30, 2008
(Unaudited)
Schedule of Investments

COMMON STOCKS (96.34% of net assets)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	China	10.26%
	Advertising Sales	0.60%
36,600	AirMedia Group, Inc. ADR+		$713,272	$726,876

	Athletic Footwear	0.67%
1,610,000	China Hongxing Sports, Ltd.		431,078	806,364

	Chemicals – Fibers	0.48%
714,000	China Sky Chemical Fibre Co., Ltd.		620,561	578,478

	Commercial Banks – Non-US	2.01%
1,019,000	China CITIC Bank+		619,016	674,575
421,000	China Merchants Bank Co., Ltd., 144A		532,785	1,758,082

			1,151,801	2,432,657

	Gold Mining	0.89%
1,179,500	Zijin Mining Group Co., Ltd.		646,629	1,072,878

	Life/Health Insurance	1.25%
348,000	China Life Insurance Co., Ltd.		884,316	1,509,045

	Machinery – Material Handling	1.31%
861,200	Shanghai Zhenhua Port Machinery Co., Class B		452,141	1,588,914

	Oil Companies – Integrated	0.70%
3,099	China Petroleum and Chemical Corp. ADR		194,539	333,173
346,000	Petrochina Co., Ltd.		362,814	514,921

			557,353	848,094

	Real Estate – Operations & Development	1.06%
64,250	China Merchants Property Development Co., Ltd.		154,871	137,656
478,304	China Vanke Co., Ltd. Class B		218,649	1,147,498

			373,520	1,285,154

	Schools	0.44%
7,200	New Oriental Education & Technology Group, Inc. ADR+		464,555	540,432

	Telecommunications Services	0.85%
1,334,000	China Communications Services Corp., Ltd.+		1,003,892	1,026,865

	Total China		7,299,118	12,415,757

	Hong Kong	20.36%
	Apparel Manufacturers	2.02%
141,000	Esprit Holdings, Ltd.		201,690	1,734,778
218,500	Ports Design, Ltd.		451,027	703,609

			652,717	2,438,387

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong (continued)
	Banking	0.24%
116,000	China Everbright, Ltd.+		$253,685	$295,261

	Building & Construction – Miscellaneous	0.59%
429,000	China State Construction International Holdings, Ltd.		787,039	714,395

	Cellular Telecommunications	4.72%
331,600	China Mobile, Ltd.		1,144,748	5,704,919

	Chemicals – Agricultural	0.33%
680,000	China Bluechemical, Ltd.		400,827	396,941

	Chemicals – Specialty	0.50%
1,620,000	EcoGreen Fine Chemical Group		712,759	602,725

	Commercial Banks – Non-US	1.61%
88,402	Dah Sing Financial Group		499,745	641,358
1,649,000	Industrial & Commercial Bank of China, Ltd.		1,214,044	1,305,305

			1,713,789	1,946,663

	Diversified Operations	0.72%
88,381	Hutchison Whampoa, Ltd.		419,142	864,579

	Electric – Generation	0.48%
227,500	China Resources Power Holdings Co., Ltd.		384,117	576,149

	Electronic Components – Miscellaneous	0.55%
678,000	AAC Acoustic Technology Holdings, Inc.+		659,408	669,771

	Finance – Other Services	0.82%
48,500	Hong Kong Exchanges & Clearing, Ltd.		197,215	990,583

	Oil Companies – Exploration & Production	1.03%
7,050	CNOOC, Ltd. ADR		356,973	1,251,728

	Real Estate – Operations & Development	3.20%
104,700	Cheung Kong Holdings, Ltd.		845,018	1,630,690
3,781,328	SRE Group, Ltd.		790,667	810,153
82,000	Sun Hung Kai Properties, Ltd.		1,439,894	1,435,994

			3,075,579	3,876,837

	Retail – Apparel/Shoe	0.61%
693,000	Belle International Holdings, Ltd.		741,949	737,934

	Retail – Consumer Electronics	0.31%
163,500	Gome Electrical Appliances Holdings, Ltd.		291,828	373,374

	Retail – Major Department Store	0.90%
1,000,000	New World Department Store China+		1,154,784	1,091,781

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Hong Kong (continued)
	Retail – Restaurants	0.55%
330,000	Cafe De Coral Holdings, Ltd.		$297,250	$668,078

	Textile – Products	0.41%
1,698,000	Victory City International Holdings, Ltd.		479,126	498,861

	Transport – Services	0.77%
371,000	Integrated Distribution Services Group, Ltd.		765,114	928,143

	Total Hong Kong		14,488,049	24,627,109

	India	9.31%
	Applications Software	1.20%
33,452	Infosys Technologies, Ltd.		401,465	1,448,018

	Building – Heavy Construction	0.29%
50,000	Kalindee Rail Nirman (Engineers), Ltd.		598,738	345,181

	Commercial Banks – Non-US	1.07%
31,880	Punjab National Bank, Ltd.		225,595	433,486
19,668	State Bank of India		221,788	862,329

			447,383	1,295,815

	Diversified Minerals	0.01%
165	Sesa Goa, Ltd.		12,268	17,176

	Engineering/Research & Development Services	0.48%
16,550	Texmaco, Ltd.		472,306	576,380

	Machinery Tools & Related Products	0.37%
277,550	Shanthi Gears, Ltd.		535,969	449,396

	Motion Pictures & Services	0.36%
22,191	UTV Software Communications, Ltd.		323,550	440,616

	Oil Refining & Marketing	2.88%
94,750	Chennai Petroleum Corp., Ltd.		617,596	855,007
40,704	Reliance Industries, Ltd.		331,847	2,627,048

			949,443	3,482,055

	Power Conversion & Supply Equipment	1.31%
23,668	Bharat Heavy Electricals, Ltd.		151,267	1,108,187
36,855	Indo Tech Transformers, Ltd.		270,726	472,206

			421,993	1,580,393

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	India (continued)
	Shipbuilding	0.60%
48,050	ABG Shipyard, Ltd.		$367,851	$724,160

	Telecommunications Services	0.74%
62,910	Reliance Communications, Ltd.		377,962	900,211

	Total India		4,908,928	11,259,401

	Indonesia	3.91%
	Building & Construction – Miscellaneous	0.39%
34,750,500	Duta Graha Indah TBK PT+		728,531	467,259

	Coal	1.77%
2,973,000	PT Bumi Resources TBK		386,584	2,143,835

	Commercial Banks – Non-US	0.58%
1,089,000	PT Bank Rakyat Indonesia		661,790	702,619

	Retail – Automobiles	0.41%
230,000	PT Astra International		518,447	498,807

	Telecommunications Services	0.76%
961,500	PT Telekomunikasi Indonesia TBK		672,853	922,715

	Total Indonesia		2,968,205	4,735,235

	Malaysia	5.49%
	Agriculture	1.30%
680,375	IOI Corp. BHD		406,530	1,572,250

	Building Production – Wood	0.10%
258,000	Evergreen Fibreboard BHD		119,201	119,240

	Casino Hotels	0.73%
823,200	Resorts World BHD		468,673	880,790

	Commercial Banks – Non-US	0.83%
318,800	Bumiputra – Commerce Holdings BHD		398,696	1,004,134

	Engineering/Research & Development Services	0.44%
535,700	WCT Engineering BHD		665,878	535,870

	Metal Processors & Fabrication	1.39%
831,000	KNM Group BHD		617,031	1,683,571

	Real Estate – Operations & Development	0.55%
1,132,300	IGB Corp. BHD		698,140	670,276

	Rubber and Vinyl	0.15%
118,800	Top Glove Corp. BHD		175,957	181,265

	Total Malaysia		3,550,106	6,647,396

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Singapore	10.49%
	Agricultural Chemicals	0.60%
1,075,300	China XLX Fertiliser, Ltd.+		$775,367	$732,601

	Commercial Banks – Non-US	1.25%
103,100	DBS Group Holdings, Ltd.		659,566	1,508,114

	Computers – Integrated Systems	0.80%
1,290,000	CSE Global, Ltd.		862,995	969,139

	Diversified Operations	0.79%
126,000	Keppel Corp., Ltd.		455,609	957,737

	Energy Sources	0.59%
954,000	First Resources Ltd.+		709,469	709,685

	Oil – Field Services	0.47%
316,000	Swiber Holdings, Ltd.+		596,313	570,229

	Real Estate – Operations & Development	0.73%
82,320	Genting International P.L.C.+		22,720	36,985
189,500	Keppel Land, Ltd.		142,823	845,820

			165,543	882,805

	Schools	0.69%
976,000	Raffles Education Corp., Ltd.		397,612	833,881

	Telecommunications Services	0.77%
326,840	Singapore Telecommunications, Ltd.		466,545	929,220

	Transport – Equipment & Leasing	0.53%
495,000	Goodpack, Ltd.		716,306	638,028

	Transportation – Marine	2.81%
602,000	Cosco Corp. (Singapore), Ltd.		490,418	1,401,134
1,131,000	Ezra Holdings, Ltd.		305,857	1,999,264

			796,275	3,400,398

	Water Treatment Systems	0.46%
222,000	Hyflux, Ltd.		562,244	564,116

	Total Singapore		7,163,844	12,695,953

	South Korea	20.12%
	Auto – Cars & Light Trucks	0.54%
7,670	Hyundai Motor Co.		385,526	647,167

	Building & Construction – Miscellaneous	1.71%
14,040	GS Engineering & Construction Corp.		332,960	2,065,427

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	South Korea (continued)
	Cellular Telecommunications	0.81%
4,855	SK Telecom Co., Ltd.		$898,419	$982,960

	Chemicals	0.52%
6,258	LG Chem, Ltd.		502,315	624,146

	Commercial Banks – Non-US	1.60%
27,701	Kookmin Bank		886,609	1,931,182

	Diversified Financial Services	1.79%
37,520	Shinhan Financial Group Co., Ltd.		585,202	2,166,667

	Electronic Components – Semiconductors	5.05%
8,622	Samsung Electronics Co., Ltd.		2,657,054	6,114,040

	Finance – Credit Card	0.59%
12,910	Samsung Card Co., Ltd.		682,836	718,474

	Finance – Investment Banker/Broker	0.65%
5,727	Mirae Asset Securities Co., Ltd.		1,054,425	788,237

	Machinery – Construction & Mining	0.67%
24,920	Doosan Infracore Co., Ltd.		701,683	807,760

	Metal Processors & Fabrication	1.26%
15,765	PYEONG SAN Co., Ltd.		831,268	871,073
6,209	Taewoong Co., Ltd.		638,136	653,937

			1,469,404	1,525,010

	Non-Ferrous Metals	0.68%
6,830	Korea Zinc Co., Ltd.		254,371	824,246

	Retail – Discount	1.07%
1,990	Shinsegae Co., Ltd.		558,277	1,290,081

	Shipbuilding	0.91%
32,540	Samsung Heavy Industries Co., Ltd.		521,474	1,106,681

	Steel – Producers	2.27%
5,625	POSCO		710,822	2,751,770

	Total South Korea		12,201,377	24,343,848

	Taiwan	12.84%
	Building Products – Cement & Aggregation	0.22%
165,000	Taiwan Cement Corp.		300,335	268,249

	Chemicals	0.63%
322,000	Nan Ya Plastic Corp.		858,658	758,269

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS	COST	VALUE

	Taiwan (continued)
	Circuit Boards	0.53%
468,560	Unimicron Technology Corp.		$761,240	$644,034

	Computers	1.58%
311,324	Advantech Co., Ltd.		370,817	802,657
1	Compal Electronics, Inc.		1	1
32,000	High Tech Computer Corp.		720,471	825,027
164,000	Wistron Corp.		305,540	283,321

			1,396,829	1,911,006

	Electronic Components – Miscellaneous	3.67%
258,003	Asustek Computer, Inc.		711,010	837,203
452,000	Chi Mei Optoelectronics Corp.		607,210	634,633
512,009	Hon Hai Precision Industry Co., Ltd.		1,030,503	2,968,045

			2,348,723	4,439,881

	Entertainment Software	0.79%
113,450	International Games System Co., Ltd.		908,254	961,330

	Life/Health Insurance	1.14%
489,000	Cathay Financial Holding Co., Ltd.		1,102,940	1,373,167

	Semiconductors	0.37%
110,000	Powertech Technology, Inc.		449,089	442,565

	Semiconductor Components – Integrated Circuits	3.91%
991,333	Advanced Semiconductor Engineering, Inc.		620,026	1,019,089
88,829	Novatek Microelectronics Corp., Ltd.		413,021	342,799
1,539,324	Taiwan Semiconductor Manufacturing Co., Ltd.		2,434,054	3,372,130

			3,467,101	4,734,018

	Total Taiwan		11,593,169	15,532,519

	Thailand	3.56%
	Commercial Banks – Non-US	0.89%
370,105	Siam Commercial Bank PCL		157,065	1,079,619

	Oil Companies – Exploration & Production	1.25%
289,400	PTT Exploration & Production PCL		474,039	1,514,992

	Real Estate – Operations & Development	1.42%
981,000	Central Pattana PCL		456,377	889,428
1,694,700	LPN Development – NVDR		387,645	400,828
1,770,000	LPN Development PCL – Foreign		392,051	418,637

			1,236,073	1,708,893

	Total Thailand		1,867,177	4,303,504

THE ASIA TIGERS FUND, INC.

Schedule of Investments (continued)	April 30, 2008

(Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	NET ASSETS		COST	VALUE

	TOTAL COMMON STOCKS			$66,039,973	$116,560,722

WARRANTS (0.92% of net assets)
	Hong Kong	0.01%
52,571	China State Construction International Holdings, Ltd.			0	5,800

	Total Hong Kong			0	5,800

	Malaysia	0.00%	*
107,140	WCT Engineering BHD			8,499	5,426

	Total Malaysia			8,499	5,426

	Singapore	0.91%
13,120	Merrill Lynch S-Shares Warrant			876,317	1,099,212

	Total Singapore			876,317	1,099,212

	TOTAL WARRANTS			884,816	1,110,438

REPURCHASE AGREEMENT (2.81% of net assets)
PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	NET ASSETS		COST	VALUE

	United States	2.81%
	Commercial Banks
$3,394,502	State Street Bank, 0.90% dated 04/30/08, due 05/01/08, proceeds at maturity $3,394,587 (Collaterized by $3,300,000 FNMA, 6.00%, due 05/15/08, Market Value $3,394,875)			3,394,502	3,394,502

	Total United States			3,394,502	3,394,502

	TOTAL REPURCHASE AGREEMENT			3,394,502	3,394,502

	TOTAL INVESTMENTS++	100.07%		$70,319,291	121,065,662

	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.07)%			(80,696)

	NET ASSETS	100.00%			$120,984,966

THE ASIA TIGERS FUND, INC.

April 30, 2008
(Unaudited)
Schedule of Investments (concluded)

This Schedule of Investments reflects each company’s country of domicile. The companies may also be subject to the risks of other countries.

Footnotes and Abbreviations

ADR	American Depository Receipt
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $1,758,082.

*	Less than 0.01%
+	Non-Income producing security
++	As of April 30, 2008, the aggregate cost for federal income tax purposes was $70,598,353. The aggregate gross unrealized appreciation (depreciation) for all securities was as follows:

Excess of value over tax cost	$52,372,597
Excess of tax cost over value	(1,905,288)

$50,467,309

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

April 30, 2008
(Unaudited)
Statement of Assets and Liabilities

ASSETS
Investments, at value (cost $70,319,291)	$121,065,662
Cash (cost $1,490,205)	1,458,005
Receivables:
Securities sold	156,179
Dividends	155,366
Prepaid expenses	98,510

Total Assets	122,933,722

LIABILITIES
Payable for fund shares tendered	41,296
Payable for securities purchased	1,186,205
Due to broker	92
Due to Investment Manager	95,837
Due to Administrator	19,167
Due to Directors	4,015
Accrued expenses	198,669
Deferred foreign withholding taxes payable	403,475

Total Liabilities	1,948,756

Net Assets	$120,984,966

NET ASSET VALUE PER SHARE ($120,984,966/4,445,422 shares issued and outstanding)	$27.22

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 20,514,984 shares issued (100,000,000 shares authorized)	$20,515
Paid-in capital	217,630,202
Cost of 16,069,562 shares repurchased	(162,539,224)
Accumulated net investment loss	(503,521)
Accumulated net realized gain on investments	16,067,817
Net unrealized appreciation in value of investments and on translation of other assets and liabilities denominated in foreign currencies (net of deferred foreign withholding taxes of $403,475)	50,309,177

$120,984,966

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Operations
For the Six Months Ended
April 30, 2008
(Unaudited)

Investment Income
Dividends (net of taxes withheld of $64,917)		$738,105
Interest		19,407

Total Investment Income		757,512

Expenses
Management fees	656,494
Administration fees	131,299
Custodian fees	95,765
Printing	93,272
Legal fees	86,962
Audit and tax fees	69,298
Insurance	66,007
Directors’ fees	21,050
Transfer agent fees	14,619
NYSE fees	10,537
ICI fees	1,392
Miscellaneous	14,338

Total Expenses		1,261,033

Net Investment Loss		(503,521)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currencies:
Net realized gain (loss) from:
Security transactions (net of capital gains tax of $58,902 and refund of $43,452)		16,393,691
Foreign currency related transactions		(58,243)

		16,335,448
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies (net of decrease in deferred foreign withholding taxes of $1,009,679)		(52,797,579)

Net realized and unrealized loss on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies		(36,462,131)

Net decrease in net assets resulting from operations		$(36,965,652)

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	April 30, 2008	Ended
	(Unaudited)	October 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(503,521)	$(283,965)
Net realized gain on investments and foreign currency related transactions	16,335,448	17,453,089
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currencies	(52,797,579)	62,407,643

Net increase/(decrease) in net assets resulting from operations	(36,965,652)	79,576,767

Distribution to shareholders
Long term capital gains ($0.52 and $0.00 per share, respectively)	(2,433,284)	—

Decrease in net assets resulting from distributions	(2,433,284)	—

Capital Share Transactions
Shares repurchased under Repurchase Offers (233,970 and 265,535 shares, respectively) (net of repurchase fees of $133,597 and $152,386 respectively) (including expenses of $86,665 and $91,553 respectively)	(6,632,912)	(7,559,674)

Net decrease in net assets resulting from capital share transactions	(6,632,912)	(7,559,674)

Total increase (decrease) in net assets	(46,031,848)	72,017,093

NET ASSETS
Beginning of period	167,016,814	94,999,721

End of period	$120,984,966	$167,016,814

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights

For a Share Outstanding throughout Each Period

	For the Six Months
	Ended	For the Year	For the Year	For the Year	For the Year	For the Year
	Apr. 30, 2008	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	Oct. 31, 2007	Oct. 31, 2006	Oct. 31, 2005	Oct. 31, 2004	Oct. 31, 2003

Per Share Operating Performance
Net asset value, beginning of period	$35.69	$19.21	$13.44	$10.98	$10.62	$7.65

Net investment income (loss)[1]	(0.11)	(0.06)	—	0.06	0.07	0.05
Net realized and unrealized gains (losses) on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currencies[2]	(7.85)	16.53	5.77	2.38	0.35	2.87

Net increase (decrease) from investment operations	(7.96)	16.47	5.77	2.44	0.42	2.92

Less dividends and distributions:
Dividends from net investment income	—	—	—	—	(0.07)	—

Distributions from net capital gains	(0.52)	—	—	—	—	—

Total dividends and distributions	(0.52)	—	—	—	(0.07)	—

Capital share transactions
Anti-dilutive effect of Tender Offer	—	—	—	—	—	—
Anti-dilutive effect of Repurchase Offer	0.01	0.01	—	0.02	0.01	0.05
Anti-dilutive effect of Share Repurchase Program	—	—	—	—	—	—

Total capital share transactions	0.01	0.01	—	0.02	0.01	0.05

Net asset value, end of period	$27.22	$35.69	$19.21	$13.44	$10.98	$10.62

Per share market value, end of period	$25.16	$32.86	$18.55	$12.91	$10.02	$10.30

Total Investment Return[3]
Based on Market Value	(21.94)%	77.14%	43.69%	28.84%	(2.13)%	52.14%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$120,985	$167,017	$95,000	$76,761	$77,029	$91,480
Ratios of expenses to average net assets	1.93%[4]	1.90%	2.20%	2.08%	1.99%	1.95%
Ratios of net investment income (loss) to average net assets	(0.77)%[4]	(0.24)%	— [5]	0.49%	0.65%	0.60%
Portfolio turnover	22.87%	31.53%	36.44%	40.79%	39.79%	33.10%

See page 16 for footnotes.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

[1]	Based on average shares outstanding throughout the period.
[2]	Net of deferred foreign withholding taxes of less than $0.01, $0.02, $0.01, $0.03, less than $0.01 and $0.03 per share for the six months ended April 30, 2008 and for the years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003, respectively.
[3]	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized. Past performance is not a guarantee of future results.
[4]	Annualized.
[5]	Less than 0.01%.

See accompanying notes to financial statements.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements	April 30, 2008

(Unaudited)

NOTE A: ORGANIZATION

The Asia Tigers Fund, Inc. (the “Fund”) was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at value in the accompanying financial statements. In valuing the Fund’s assets, all securities for which market quotations are readily available are generally valued:

(i)	at the last sales price prior to the time of determination if there was a sale on the date of determination,

(ii)	at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and

(iii)	at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. All other securities and assets are carried at fair value as determined in good faith by, or under the direction of, the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

Repurchase Agreements. The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date or when known. The collectibility of income receivable from foreign securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all Federal income and excise taxes.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

At October 31, 2007, the Fund had tax basis undistributed long-term capital gains of $2,404,691.

During the year ended October 31, 2007, the Fund reduced accumulated net investment loss by $283,965, increased accumulated net realized gain by $171,943 and reduced paid-in capital by $455,908. These reclassifications were the result of permanent tax differences relating to the net operating loss, foreign currency losses and capital gains taxes. Net assets were not affected by these reclassifications.

The Fund utilized capital loss carryforwards amounting to $15,214,589 during the year ended October 31, 2007.

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the current rates of exchange on the valuation date; and

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for U.S. federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, as well as the fact that foreign securities markets may be smaller and have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to stockholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% federal excise tax.

Distributions to stockholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year with the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group L.P. (“Blackstone”), serves as the Fund’s Investment Manager under the terms of a management agreement dated February 24, 2006 (the “Management Agreement”). Pursuant to the Management Agreement,

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly net assets; and (iii) 0.90% of the Fund’s average weekly net assets in excess of $1,000,000,000. For the six months ended April 30, 2008, the Fund paid a total of $656,494 in management fees to Blackstone Advisors.

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended April 30, 2008, the Fund paid $131,299 in administrative fees to Blackstone Advisors. Blackstone Advisors subcontracts certain of these services to PFPC Inc.

The Fund pays each of its Directors who is not a director, officer or employee of the Investment Manager or any affiliate thereof an annual fee of $5,000 plus $1,000 for each in-person Board of Directors meeting and $250 for each telephonic Board of Directors meeting attended. The Chairman of the Board also receives an annual fee of $2,500. In addition, the Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings. For the six months ended April 30, 2008, the Fund paid $21,050 in Directors’ fees.

NOTE D: PORTFOLIO ACTIVITY

Aggregate purchases and sales of securities other than short-term obligations totaled $30,379,111 and $42,616,181, respectively, for the six months ended April 30, 2008.

NOTE E: SEMI-ANNUAL REPURCHASE OFFERS

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002. As an interval fund, the Fund makes periodic repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

Under the Fund’s original policy, the Fund conducted quarterly repurchase offers. This policy was amended at the February 23, 2007 Annual Meeting of Stockholders to provide that the Fund will from that date forward conduct repurchase offers on a semi-annual, rather than on a quarterly, basis.

During the six months ended April 30, 2008, the results of the periodic repurchase offer were as follows:

Repurchase
Offer #19
Commencement Date	December 21, 2007

Expiration Date	January 11, 2008

Repurchase Offer Date	January 18, 2008

% of Issued and Outstanding Shares of Common Stock	5%

Shares Validly Tendered	648,517.0000

Final Pro-ration Odd Lot Shares	70,544.0000

Final Pro-ration Non-Odd Lot Shares	163,426.0000

% of Non-Odd Lot Shares Accepted	28.2760%

Shares Accepted for Tender	233,970

Net Asset Value as of Repurchase Offer Date ($)	28.55

Repurchase Fee per Share ($)	0.5710

Repurchase Offer Price ($)	27.9790

Repurchase Fee ($)	133,597

Expenses ($)	86,665

Total Cost ($)	6,632,912

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

During the year ended October 31, 2007, the results of the periodic repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #17	Offer #18
Commencement Date	December 22, 2006	June 22, 2007

Expiration Date	January 12, 2007	July 13, 2007

Repurchase Offer Date	January 19, 2007	July 20, 2007

% of Issued and Outstanding Shares of Common Stock	5%	5%

Shares Validly Tendered	19,251.0000	641,216.4147

Final Pro-ration Odd Lot Shares	no proration	50,101.5740

Final Pro-ration Non-Odd Lot Shares	no proration	591,114.8407

% of Non-Odd Lot Shares Accepted	no proration	33.1885%

Shares Accepted for Tender	19,251	246,284

Net Asset Value as of Repurchase Offer Date ($)	21.39	29.27

Repurchase Fee per Share ($)	0.4278	0.5853

Repurchase Offer Price ($)	20.9622	28.6847

Repurchase Fee ($)	8,236	144,150

Expenses ($)	78,293	13,260

Total Cost ($)	481,836	7,077,838

THE ASIA TIGERS FUND, INC.

Notes to Financial Statements (continued)	April 30, 2008

(Unaudited)

NOTE F: CONCENTRATION OF RISKS

At April 30, 2008, substantially all of the Fund’s assets were invested in Asian securities. The Asian securities markets are, among other things, substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

NOTE G: OTHER

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

NOTE H: RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns, including whether an entity is taxable in a particular jurisdiction, and requires certain expanded tax disclosures. FIN 48 permits the recognition of the benefit of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund has adopted the provisions of FIN 48 on April 30, 2008 (the last business day of the semi-annual reporting period). Management has reviewed the Fund’s tax positions for all open tax years and has concluded that adoption has had no effect on the Fund’s financial position or results of operations. At April 30, 2008, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” (“SFAS No. 157”) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value

THE ASIA TIGERS FUND, INC.

April 30, 2008
Unaudited
Notes to Financial Statements (concluded)

measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statement of Changes in Net Assets for a fiscal period.

THE ASIA TIGERS FUND, INC.

Results of Annual Meeting of Stockholders
(unaudited)

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on February 22, 2008. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I. Election of Directors

		Votes	Non-Voting	Total Voting and
Nominee	Votes For	Withheld	Shares	Non-Voting Shares

Leslie H. Gelb	3,656,372	114,297	0	3,770,669
Luis F. Rubio	3,656,753	113,916	0	3,770,669

At April 30, 2008, in addition to Leslie H. Gelb and Luis F. Rubio, the other directors of the Fund were as follows:

Jeswald W. Salacuse

Lawrence K. Becker

Prakash A. Melwani

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available, without charge, upon request, by calling the Fund’s toll free number at 1-866-800-8933 and on the Securities and Exchange Commission website at http://www.sec.gov.

[1]	The Fund’s Board of Directors is divided into three classes: Class I, Class II, and Class III. The terms of office of the Class I, Class II, and Class III Directors expire at the Annual Meeting of Stockholders in the year 2011, year 2009 and year 2010, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

THE ASIA TIGERS FUND, INC.

Dividends and Distributions (unaudited)

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

THE ASIA TIGERS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (concluded)

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 01581.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE ASIA TIGERS FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

THE ASIA TIGERS FUND, INC.

Investment Manager:
Blackstone Asia Advisors L.L.C.,
an affiliate of The Blackstone Group L.P.

Administrator:
Blackstone Asia Advisors L.L.C.

Sub-Administrator:
PFPC Inc.

Transfer Agent:
PFPC Inc.

Custodian:
State Street Corporation

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-866-800-8933 or by visiting the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Blackstone Asia
Advisors L.L.C.
The Asia Tigers Fund, Inc.
Semi-Annual Report
April 30, 2008
The Asia Tigers Fund, Inc.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

(d) Maximum Number
			(c) Total Number of	(or Approximate
			Shares (or Units)	Dollar Value) of
			Purchased as Part	Shares (or Units)
	(a) Total Number of	(b) Average Price	of Publicly	that May Yet Be
	Shares (or Units)	Paid per Share	Announced Plans or	Purchased Under the
Period	Purchased	(or Unit)	Programs	Plans or Programs
11/01/07 to 11/30/07	None	None	None	None

12/01/07 to 12/31/07	None	None	None	None

01/01/08 to 01/31/08	233,970	$28.55	233,970 (1)	None

02/01/08 to 02/29/08	None	None	None	None

03/01/08 to 03/31/08	None	None	None	None

04/01/08 to 04/30/08	None	None	None	None

Total	233,970	$28.55	233,970 (1)	None

(1)	These shares were repurchased in connection with the Fund’s regular, semi-annual repurchase offer announced on December 21, 2007 that expired on January 11, 2008. In connection with this repurchase offer, the Fund offered to repurchase up to 233,970 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund’s net asset value as of January 18, 2008.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date June 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, President
(principal executive officer)

Date June 26, 2008

By (Signature and Title)*	/s/ Joseph Malangoni

Joseph Malangoni, Treasurer
(principal financial officer)

Date June 26, 2008

*	Print the name and title of each signing officer under his or her signature.